Cover	Feb. 03, 2025
Cover [Abstract]
Entity Registrant Name	BODY AND MIND INC.
Entity Central Index Key	0001715611
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 03, 2025
Entity Ex Transition Period	true
Entity File Number	000-55940
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1319227
Entity Address Address Line 1	750 – 1095 West Pender Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6E 2M6
City Area Code	800
Local Phone Number	361-6312
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Country	CA